Legacy Class and Institutional Class [Member] Shareholder Fees - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Jun. 30, 2026
Legacy Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)